Recapitalization (Details) - Schedule of Business Combination - Series of Individually Immaterial Business Acquisitions [Member]	3 Months Ended
Mar. 31, 2024 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Cash-trust and cash, net of redemptions	$ 2,455,361
Add: Proceeds from PIPE investment	4,999,998
Less: transaction costs and advisory fees, paid	(7,455,359)
Net proceeds from the Business Combination
Less: Earnout Shares liability	(53,721,000)
Less: Subject Vesting Shares liability	(11,792,000)
Less: True Up Shares liability	(555,000)
Less: accounts payable and accrued liabilities combined	(9,054,854)
Less: transaction costs incurred in 2024	(972,103)
Add: other, net	374,377
Reverse recapitalization, net	$ (75,720,580)